Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Valuation Assumptions
The assumptions that the Company used in Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2018 and 2019 were as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Weighted-average risk-free interest rate	2.70%	1.99%
Expected term (in years)	5.49	6.05
Expected volatility	74.55%	74.71%
Expected dividend yield	0.00%	0.00%
Fair value of underlying common stock	$0.19	$0.32

Summary of Option Activity
A summary of option activity during the nine months ended September 30, 2020 is as follows (in thousands except share and per share data):

	NUMBER OF OPTIONS	WEIGHTED-AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2019	1,164,017	$0.35	8.64	$144
Granted	1,419,504	18.90
Exercised	(96,339)	0.33		$2,173
Expired	(3,030)	0.16
Outstanding as of September 30, 2020	2,484,152	$10.95	8.85	$68,959

Options exercisable as of December 31, 2019	608,156	$0.29	8.17	$112
Options exercisable as of September 30, 2020	694,023	$0.49	7.61	$26,436

A summary of option activity under the 2017 Plan during the years ended December 31, 2018 and 2019 is as follows (in thousands except share and per share data):

	NUMBER OF OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding as of December 31, 2017	193,511	$0.10	9.20	$38
Granted	722,992	0.30
Exercised	(51,591)	0.16		$7
Cancelled or forfeited	(13,288)	0.30
Expired	(2,585)	0.30
Outstanding as of December 31, 2018	849,039	$0.26	9.10	$31
Granted	470,909	0.47
Exercised	(82,387)	0.16		$26
Cancelled or forfeited	(73,544)	0.36
Outstanding as of December 31, 2019	1,164,017	$0.35	8.64	$144
Options exercisable as of December 31, 2018	424,279	$0.27	9.08	$12
Options exercisable as of December 31, 2019	608,156	$0.29	8.17	$112

Summary of Restricted Stock Activity	A summary of restricted stock activity during the nine months ended September 30, 2020 is as follows:

NINE MONTHS ENDED SEPTEMBER 30,
2020
Unvested at the beginning of the period	34,557
Vested or released	(34,557)
Unvested at the end of the period	—

A summary of restricted stock activity under the 2017 Plan during the years ended December 31, 2018 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Unvested at the beginning of the year	241,897	138,227
Vested or released	(103,670)	(103,670)
Unvested at the end of the year	138,227	34,557

Schedule of Stock-based Compensation Expense
Total stock-based compensation expense recorded for employees, directors and non-employees during the nine months ended September 30, 2020 and 2019 was as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development	$465	$8	$786	$21
General and administrative	959	9	1,789	20
Total stock-based compensation expense	$1,424	$17	$2,575	$41

Total stock-based compensation expense recorded as research and development and general and administrative expenses, respectively, for employees, directors and non-employees during the years ended December 31, 2018 and 2019 is as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$30	$31
General and administrative	51	28
Total stock-based compensation expense	$81	$59